Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000
Previously Paid Amount	0.00
Total Fee Amount	44.28
Total Offset Amount	0.00
Net Fee	44.28
Narrative - Max Aggregate Offering Price	$ 300,000
Final Prospectus	true